DEBT - Related Party Convertible Notes Payable (Details)		12 Months Ended				24 Months Ended
	Jun. 21, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018 USD ($) item	Mar. 31, 2022 USD ($)
DEBT
Outstanding principal of convertible notes, converted	$ 5,500,000	$ 4,000,000
Debt issuance costs		$ 77,384					$ 74,336
Convertible Notes To Related Parties
DEBT
Outstanding principal of convertible notes, converted	$ 5,491,663					$ 5,500,000
Interest rate (as a percent)				6.00%		6.00%
Minimum gross proceeds from equity financing required for conversion of debt						$ 10,000,000
Number of consecutive quarters for achievement of positive free cash flow from operations required for conversion of debt | item						2
Term prior to maturity date for achievement of positive free cash flow from operations required for conversion of debt				90 days	90 days
Conversion rates		30.00%	30.00%
Interest expense		$ 156,411	$ 330,904
Debt issuance costs		0	9,189
Debt discounts		0	0
Amortization of debt discounts		$ 1,088	$ 141,628